Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	8/15/2012
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$251,615,335.63	0.7987788	$225,023,869.76	0.7143615	$26,591,465.88
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$710,875,335.63	0.7078599	$684,283,869.76	0.6813812	$26,591,465.88

Weighted Avg. Coupon (WAC)	4.37%		4.37%
Weighted Avg. Remaining Maturity (WARM)	47.19		46.27
Pool Receivables Balance	$812,666,797.62		$781,862,626.65
Remaining Number of Receivables	55,567		54,660

Adjusted Pool Balance	$797,115,093.44		$767,068,239.34

III. COLLECTIONS

Principal:
Principal Collections	$30,050,432.90
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$571,790.99
Total Principal Collections	$30,622,223.89

Interest:
Interest Collections	$2,932,598.42
Late Fees & Other Charges	$42,411.52
Interest on Repurchase Principal	$-
Total Interest Collections	$2,975,009.94

Collection Account Interest	$4,554.05
Reserve Account Interest	$807.41
Servicer Advances	$-

Total Collections	$33,602,595.29

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	8/15/2012
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$33,602,595.29
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$33,602,595.29
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$677,222.33		$677,222.33	$677,222.33
Collection Account Interest					$4,554.05
Late Fees & Other Charges					$42,411.52
Total due to Servicer					$724,187.90

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$130,001.26		$130,001.26
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$521,782.93		$521,782.93	$521,782.93

Available Funds Remaining:					$32,356,624.46

3. Principal Distribution Amount:					$26,591,465.88

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$26,591,465.88
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		26,591,465.88		$26,591,465.88
Total Noteholders Principal				$26,591,465.88

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					5,765,158.58

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,551,704.18
Beginning Period Amount	$15,551,704.18
Current Period Amortization	$757,316.87
Ending Period Required Amount	$14,794,387.31
Ending Period Amount	$14,794,387.31
Next Distribution Date Required Amount	$14,057,532.56

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$86,239,757.81	$82,784,369.58	$82,784,369.58
Overcollateralization as a % of Adjusted Pool		10.82%	10.79%	10.79%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	8/15/2012
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.96%	54,089	98.76%	$772,194,926.56
30 - 60 Days	0.85%	467	1.00%	$7,794,190.97
61 - 90 Days	0.16%	88	0.20%	$1,591,988.37
91 + Days	0.03%	16	0.04%	$281,520.75
		54,660		$781,862,626.65
Total
Delinquent Receivables 61 + days past due	0.19%	104	0.24%	$1,873,509.12
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	97	0.21%	$1,733,722.45
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.13%	75	0.16%	$1,347,065.22
Three-Month Average Delinquency Ratio	0.17%		0.20%

Repossession in Current Period		31		$499,912.68
Repossession Inventory		38		$452,665.10

Charge-Offs
Gross Principal of Charge-Off for Current Period				$753,738.07
Recoveries				$(571,790.99)
Net Charge-offs for Current Period				$181,947.08

Beginning Pool Balance for Current Period				$812,666,797.62

Net Loss Ratio				0.27%
Net Loss Ratio for 1st Preceding Collection Period				0.48%
Net Loss Ratio for 2nd Preceding Collection Period				0.26%
Three-Month Average Net Loss Ratio for Current Period				0.33%

Cumulative Net Losses for All Periods				$2,489,240.68
Cumulative Net Losses as a % of Initial Pool Balance				0.22%

Principal Balance of Extensions				$3,493,713.45
Number of Extensions				200